Segment and geographic information - Major components of Income before income taxes in "Other" (Parenthetical) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Nomura Research Institute, Ltd [Member]
Gain on the sale of a part of the ordinary shares	¥ 28.0